Future Aircraft Leases Payments - Schedule of Seven Spare Engines Under Operating Leases (Detail) - Aircraft Engine 9 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Future commitments of operating leases	$ 23,346
Year one [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future commitments of operating leases	4,789
Between one and five years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future commitments of operating leases	17,856
More than five years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future commitments of operating leases	$ 701